As filed with the Securities and Exchange Commission on November 2, 2004
                                     Investment Company Act file number 811-8654


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                       Florida Daily Municipal Income Fund


               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: 08/31
                         -----
Date of reporting period: 08/31/2004
                          ----------

Item 1:    Report to Stockholders

FLORIDA
DAILY MUNICIPAL                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND                                                       (212) 830-5200
================================================================================




Dear Shareholder:


We are pleased to present the annual report of Florida Daily Municipal Income Fund (the "Fund") for the year ended August 31, 2004.


The Fund had net assets of $112,845,581 and 1,786 active shareholders as of August 31, 2004.


Effective May 1, 2004, the Fund's portfolio holdings will be available periodically on our website at http://www.money-funds.com/portfolioholdings or toll free at (800) 433-1918. The posting of the schedule of portfolio holdings will be delayed at least 5 days after the date of the schedule. The Fund may terminate or modify this policy at any time without further notice to shareholders.


We thank you for your support and look forward to continuing to serve your cash management needs.




Sincerely,


/s/Steven W. Duff


Steven W. Duff
President

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FLORIDA DAILY MUNICIPAL INCOME FUND
ABOUT YOUR FUND'S EXPENSES
(UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period March 1, 2004 through August 31, 2004 and held for the entire period.

The table below illustrates your fund's costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical 5% return. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% per year before expenses, but that the expense ratio is unchanged. In this case-because the return used is not the fund's actual return-the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.



----------------------------------------------------------------------------------------------------------------------------
                                    Beginning Account Value     Ending Account Value
      Actual Fund Return                     3/1/04                    8/31/04              Expenses Paid During the Period*
----------------------------------------------------------------------------------------------------------------------------
      Class A                               $1,000.00                $1,000.60                            $4.78
      Class B                                1,000.00                 1,002.00                             3.47
----------------------------------------------------------------------------------------------------------------------------

      Hypothetical 5% Return
----------------------------------------------------------------------------------------------------------------------------
      Class A                               $1,000.00                $1,020.36                            $4.82
      Class B                                1,000.00                 1,021.67                             3.51
----------------------------------------------------------------------------------------------------------------------------

Note that the expenses in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a "Sales Load". The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund's expenses, including annual expense ratios for the past five years in the Notes to Financial Statement section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

* Expenses are equal to the Fund's annualized expense ratios of 0.95%, and 0.69%, for the Class A and Class B shares, respectively, multiplied by the average account value over the period (March 1, 2004 through August 31, 2004), multiplied by 184/366 (to reflect the most recent fiscal half-year).



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

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
AUGUST 31, 2004
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                --------------------
     Face                                                                       Maturity             Value                 Standard
   Amount                                                                         Date     Yield    (Note 1)    Moody's   & Poor's
   ------                                                                         ----     -----     ------     -------   --------
Put Bond (b) (2.22%)
------------------------------------------------------------------------------------------------------------------------------------

$ 2,500,000   Plaquemines, LA Port, Harbor & Terminal District
              (International Marine Terminal Project) - Series 1984A (c)
              LOC KBC Bank                                                      03/15/05  1.08%    $   2,500,000
-----------                                                                                         ------------
  2,500,000   Total Put Bond                                                                           2,500,000
-----------                                                                                         ------------
Tax Exempt Commercial Paper (12.23%)
------------------------------------------------------------------------------------------------------------------------------------
$ 7,000,000   Jacksonville, FL HEFA HRB - Series 2003B
              LOC Bank of America                                               12/22/04  0.98%    $   7,000,000     P1         A1+
  3,200,000   Palm Beach County, FL (Pooled Hospital Loan Program)
              LOC Suntrust Bank                                                 11/02/04  1.20         3,200,000    VMIG-1      A1+
    500,000   Sarasota County, FL Public Hospital District HRB
              (Sarasota Memorial Hospital Project) - Series C
              LOC Suntrust Bank                                                 09/20/04  1.08           500,000    VMIG-1      A1+
    500,000   Sunshine State Government Finance Commission RB - Series A        09/20/04  1.08           500,000     P1         A1+
  1,200,000   Sunshine State Government Finance Commission RB - Series G        10/04/04  1.16         1,200,000                A1
  1,400,000   Sunshine State Government Finance Commission RN - Series F        12/10/04  1.21         1,400,000     P1         A1+
-----------                                                                                         ------------
 13,800,000   Total Tax Exempt Commercial Paper                                                       13,800,000
-----------                                                                                         ------------
Tax Exempt General Obligation Notes & Bonds (10.52%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Brevard County, FL School Board RAN - Series 2004                 04/29/05  1.15%    $   3,016,570     MIG-1
  3,000,000   Charleston County, SC School District BAN - Series 2004           11/04/04  0.96         3,005,427     MIG-1     SP-1+
  2,310,000   Clark County, OH BAN (North Ridge Water) (c)                      06/24/05  1.90         2,314,028
    500,000   Shelby Indiana Eastern School Building Corporation RAN (c)        12/31/04  1.75           500,000
  3,000,000   State of Texas TRAN                                               08/31/05  1.60         3,041,197     MIG-1     SP-1+
-----------                                                                                         ------------
 11,810,000   Total Tax Exempt General Obligation Notes & Bonds                                       11,877,222
-----------                                                                                         ------------
Variable Rate Demand Instruments (d) (74.46%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Alachua County, FL HFA RB Continuing Care Retirement Community
              (Oak Hammock University Project) - Series 2002A
              LOC BNP Paribas                                                   10/01/32  1.35%    $   2,000,000    VMIG-1
  1,000,000   Alachua County, FL IDRB (Florida Rock Industries, Inc. Project)
              LOC NationsBank                                                   11/01/22  1.38         1,000,000                A1+
    700,000   City of Pulaski and Giles, TN IDRB
              (Martin Methodist College Project) - Series 2004
              LOC Amsouth Bank, N.A.                                            01/01/24  1.47           700,000    VMIG-1
  1,000,000   Clark County, NV School District
              Insured by FSA                                                    06/15/21  1.25         1,000,000    VMIG-1      A1+
  1,278,000   Clipper Tax-Exempt Certificate Trust - Series 2000-3
              Insured by MBIA Insurance Corp.                                   03/01/05  1.44         1,278,000    VMIG-1




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The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 2004
================================================================================

                                                                                                                         Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity             Value                 Standard
   Amount                                                                         Date     Yield    (Note 1)    Moody's    & Poor's
   ------                                                                         ----     -----     ------     -------    --------

Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------

$ 3,900,000   Collier County, FL Health Facilities HRB
              (Cleveland Clinic Health) - Series C-1
              LOC JPMorgan Chase & Company                                       01/01/35   1.35%$  3,900,000        VMIG-1      A1+
 3,100,000    Collier County, FL IDA Health Care Facilities RB
              (NCH Healthcare Systems, Inc.) - Series 2002
              LOC Fifth Third Bank                                               11/01/22   1.32    3,100,000                    A1+
  1,500,000   Connecticut State HEFA (Yale University) - Series 2003             07/01/37   1.31    1,500,000        VMIG-1      A1+
  2,500,000   Dade County, FL RB (Water & Sewer System) - Series 1994
              Insured by FGIC                                                    10/05/22   1.28    2,500,000        VMIG-1      A1+
  1,065,000   Dade County, FL Special Obligations
              (Floating/Fixed Capital Asset Acquisition)
              LOC Bank of America                                                10/01/10   1.35    1,065,000        VMIG-1      A1+
    900,000   Duluth, MN EDA Health Care Facilities RB
              (Miller-Dwan Medical Center Project)
              LOC US Bank, N.A.                                                  06/01/19   1.40      900,000                    A1+
  4,500,000   Florida Finance Authority Continuing Care Retirement Commission RB
              (Glenridge Capital Project) - Series 2002C
              LOC Bank of Scotland                                               06/01/12   1.35    4,500,000        VMIG-1
    900,000   Florida HFA (Heron Park Project) - Series 1996U
              Guaranteed by Federal National Mortgage Association                12/01/29   1.32      900,000        VMIG-1
    900,000   Florida HFA (Timberland Apartments)
              Collateralized by Federal National Mortgage Association            10/15/32   1.35      900,000                    A1+
  1,125,000   Florida HFA MHRB - 1995 Series L (Banyon Bay Apartments Project)
              Collateralized by Federal National Mortgage Association            12/01/25   1.32    1,125,000        VMIG-1
  2,105,000   Florida HFA P-Floats - Series PT-88
              Guaranteed by FHA/VA/Private Mortgages                             01/01/15   1.41    2,105,000                    A1+
  3,375,000   Florida HFC MHRB (Charleston Landing) Series 1-A
              Guaranteed by Federal Home Loan Mortgage Corporation               07/01/31   1.34    3,375,000                    A1+
  2,760,000   Florida HFC MHRB (Heather Glenn Apartments) - Series H
              LOC Amsouth Bank, N.A.                                             06/15/36   1.34    2,760,000        VMIG-1
  2,210,000   Florida Ocean Highway and Port Authority RB - Series 1990
              LOC Wachovia Bank & Trust Co., N.A.                                12/01/20   1.40    2,210,000        VMIG-1      A1+
  3,875,000   Florida State Board of Education (Eagle 20041007 Class A)          06/01/08   1.38    3,875,000                    A1+
  3,097,500   Florida State Department of Transportation - Series 2004 - 898     07/01/11   1.36    3,097,500        VMIG-1
  1,725,000   Gainesville, FL IDRB (Heat-Pipe Technology, Inc. Project) (c)
              LOC Amsouth Bank, N.A.                                             05/01/18   1.41    1,725,000
     85,000   Gulf Breeze, FL RB - Series 1985B
              Insured by FGIC                                                    12/01/15   1.32       85,000        VMIG-1      A1+



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                         Ratings (a)
                                                                                                                --------------------
     Face                                                                           Maturity             Value              Standard
   Amount                                                                             Date    Yield    (Note 1)    Moody's  & Poor's
   ------                                                                             ----    -----     ------     -------  --------

Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   435,000   Gulf Breeze, FL RB - Series 1985C
              Insured by FGIC                                                       12/01/15   1.32%  $     435,000  VMIG-1      A1+
  1,715,125   Koch Floating Rate Trust
              Insured by AMBAC Indemnity Corp.                                      04/01/09   1.57       1,715,125              A1+
  5,000,000   Lee County, FL Solid Waste System Trust Receipts RB - Series L24J
              Insured by MBIA Insurance Corp.                                       10/01/12   1.42       5,000,000  VMIG-1
  2,600,000   Manatee County, FL HFA MHRB
              (Hampton Court Project)- Series 1989A
              LOC Credit Suisse First Boston                                        06/01/07   1.33       2,600,000              A1
  1,350,000   Marion County, FL IDA
              (Hamilton Products, Inc. Project) - Series 1995 (c)
              LOC Comerica Bank                                                     11/01/15   1.52       1,350,000
  1,500,000   Marion County, FL IDA MHRB (Chambrel Project)
              Guaranteed by Federal National Mortgage Association                   11/15/32   1.34       1,500,000              A1
  4,800,000   Miami-Dade County, FL IDA (Professional Modification Service Project)
              LOC HSBC Bank US                                                      08/01/18   1.40       4,800,000              A1
  5,120,000   Miami-Dade County, FL ROCs II-R Series 4047 Water & Sewer RB
              Insured by MBIA Insurance Corp.                                       10/01/13   1.38       5,120,000              A1+
  1,700,000   Nebraska Educational Finance Authority (Creighton University Project)
              LOC Allied Irish Bank                                                 08/01/31   1.35       1,700,000  VMIG-1
  1,700,000   Ocean Highway & Port Authority, FL RB - Series 1990
              LOC Wachovia Bank & Trust Co., N.A.                                   12/01/20   1.40       1,700,000  VMIG-1      A1+
  3,000,000   Orlando, FL Utilities Commission Water & Electric RB - Series 2002B   10/01/22   1.31       3,000,000  VMIG-1      A1+
  5,000,000   Port Orange, FL (Palmer College Project) RB - Series 2002
              LOC LaSalle National Bank                                             10/01/32   1.33       5,000,000              A1+
  2,500,000   Puerto Rico Infrastructure Financing Authority                        04/01/27   1.34       2,500,000              A1+
  1,000,000   State of Florida
              Insured by FGIC                                                       07/01/16   1.38       1,000,000              A1+
  1,000,000   Tampa, FL Health Care Facilities RB
              (Lifelink Foundation Inc. Project) (c)
              LOC Suntrust Bank                                                     08/01/22   1.33       1,000,000
-----------                                                                                            ------------
 84,020,625   Total Variable Rate Demand Instruments                                                     84,020,625
-----------                                                                                            ------------
              Total Investments (99.43%) (cost $112,197,847+)                                           112,197,847
              Cash and other assets, net of liabilities (0.57%)                                             647,734
                                                                                                       ------------
              Net Assets (100%)                                                                        $112,845,581
                                                                                                       ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 63,765,967 shares outstanding (Note 3)                                   $       1.00
                                                                                                       ============
              Class B Shares, 49,079,860 shares outstanding (Note 3)                                   $       1.00
                                                                                                       ============




         + Aggregate cost for federal income tax purposes is identical

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 2004
================================================================================


FOOTNOTES:


(a) Variable rate demand instruments are assigned their own ratings; the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:

     BAN      =   Bond Anticipation Note                          IDRB       =    Industrial Development Revenue Bond
     EDA      =   Economic Development Authority                  LOC        =    Letter of Credit
     FGIC     =   Financial Guaranty Insurance Company            MHRB       =    Multi-Family Housing Revenue Bond
     FHA      =   Federal Housing Administration                  RAN        =    Revenue Anticipation Note
     FSA      =   Financial Security Assurance                    RB         =    Revenue Bond
     HEFA     =   Health and Education Facilities Authority       RN         =    Revenue Notes
     HFA      =   Housing Finance Authority                       ROCs       =    Reset Option Certificates
     HFC      =   Housing Finance Commission                      TRAN       =    Tax & Revenue Anticipation Note
     HRB      =   Hospital Revenue Bond                           VA         =    Veterans Association
     IDA      =   Industrial Development Authority




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

FLORIDA DAILY MUNICIPAL INCOME FUND
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
AUGUST 31, 2004
================================================================================


         States                      Value                     % of Portfolio
------------------------- ---------------------------- -------------------------
Connecticut                    $      1,500,000                      1.34%
Florida                              90,822,070                     80.95
Indiana                                 500,000                      0.45
Louisiana                             2,500,000                      2.23
Minnesota                               900,000                      0.80
Nebraska                              1,700,000                      1.51
Nevada                                1,000,000                      0.89
Ohio                                  2,314,028                      2.06
Puerto Rico                           2,500,000                      2.23
South Carolina                        3,005,427                      2.68
Tennessee                               700,000                      0.62
Texas                                 3,041,197                      2.71
Other Territories                     1,715,125                      1.53
------------------------- ---------------------------- -------------------------

Total                          $    112,197,847                   100.00%
------------------------- ---------------------------- -------------------------










--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 2004
================================================================================


INVESTMENT INCOME

Income:
    Interest....................................................................$       1,173,759
                                                                                - ---------------
Expenses: (Note 2)
    Investment management fee...................................................          443,944
    Administration fee..........................................................          233,071
    Shareholder servicing fee (Class A).........................................          149,042
    Audit and accounting........................................................           95,494
    Shareholder servicing and related shareholder expenses+.....................           86,300
    Legal, compliance and filing fees...........................................           68,961
    Custodian expenses..........................................................            8,643
    Trustees' fees and expenses.................................................            8,430
    Other.......................................................................            7,240
                                                                                 ----------------
       Total expenses...........................................................        1,101,125
       Less: Expenses paid indirectly...........................................(           1,533)
             Fees waived .......................................................(         182,496)
                                                                                 ----------------
       Net expenses.............................................................          917,096
                                                                                 ----------------
Net investment income...........................................................          256,663

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................          -0-
                                                                                 ----------------
Increase in net assets from operations.......................................... $        256,663
                                                                                 ================


+ Includes class specific transfer agency expenses of $39,555 and $27,937 for Class A and Class B shares, respectively.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 2004 AND 2003
================================================================================


                                                                              2004                       2003
                                                                       -----------------         ------------------


INCREASE (DECREASE) IN NET ASSETS

Operations:
     Net investment income........................................     $         256,663         $          505,630

     Net realized gain (loss) on investments......................                -0-                        -0-
                                                                       -----------------         ------------------

Increase in net assets from operations............................               256,663                    505,630

Dividends to shareholders from net investment income*:

     Class A......................................................    (           68,580)       (           159,566)

     Class B......................................................    (          188,083)       (           346,064)

Transactions in shares of beneficial interest (Note 3):

     Class A......................................................             4,771,896                 11,329,859

     Class B......................................................    (        8,233,448)                 2,787,807
                                                                       -----------------         ------------------

         Total (decrease) increase................................    (        3,461,552)                14,117,666

Net assets:
     Beginning of year............................................           116,307,133                102,189,467
                                                                       -----------------         ------------------
     End of year..................................................     $     112,845,581         $      116,307,133
                                                                       =================         ==================

Undistributed net investment income...............................     $          -0-            $           -0-
                                                                       =================         ==================

* Designated as exempt-interest dividends for federal income tax purposes.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
================================================================================


1. Summary of Accounting Policies

Florida Daily Municipal Income Fund, a Massachusetts Business Trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Fund's Distribution and Service Plans. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

a) Valuation of Securities -
Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

b) Federal Income Taxes -
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

c) Dividends and Distributions -
Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Trustees.

d) Use of Estimates -
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

e) General -
Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..40% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to Distribution Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into Distribution Agreements covering all classes and Shareholder Servicing Agreements, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to .25% of the Fund's average daily net assets with respect only to the Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the year ended August 31, 2004 the Manager and Distributor voluntarily waived the following fees:
Administration fees...................................... $ 177,578
Shareholder servicing fees - Class A.....................     4,918
                                                          ---------
        Total............................................ $ 182,496
                                                          =========
The Manager and Distributor have no right to recoup prior fees waived.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $58,039 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent for the Fund.

For the year ended August 31, 2004, the breakdown of expenses paid indirectly by the Fund were as follows:

Custodian expenses....................................... $ 1,202
Shareholder servicing and related shareholder expenses...     331
                                                          -------
        Total............................................ $ 1,533
                                                          =======
3.  Transactions  in Shares  of  Beneficial  Interest

At August 31, 2004, an unlimited number of shares of beneficial interest ($.001 par value) were authorized. Transactions, all at $1.00 per share, were as follows:



                                                           Year Ended                         Year Ended
     Class A                                             August 31, 2004                    August 31, 2003
     -------                                             ---------------                    ---------------

     Sold............................................        254,197,969                        267,571,854
     Issued on reinvestment of dividends.............             63,818                            166,272
     Redeemed........................................  (     249,489,891)                 (     256,408,267)
                                                        ----------------                   ----------------
     Net increase....................................          4,771,896                         11,329,859
                                                        ================                   ================

     Class B
     -------
     Sold............................................        190,912,621                        165,348,413
     Issued on reinvestment of dividends.............             30,018                             65,329
     Redeemed........................................  (     199,176,087)                 (     162,625,935)
                                                        ----------------                   ----------------
     Net (decrease) increase.........................  (       8,233,448)                         2,787,807
                                                        ================                   ================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

3. Transactions in Shares of Beneficial Interest (continued)

As of August 31, 2004, the breakdown of net assets by share class were as follows:

Class A.................................  $     63,765,828
Class B.................................        49,079,753
                                          ----------------
  Total.................................  $    112,845,581
                                          ================


4. Liabilities

At August 31, 2004, the Fund had the following liabilities:

Fees payable to Affiliates*.............         $  48,725
Dividends payable.......................            17,807
Accrued other payables..................            50,011
                                                 ---------
   Total liabilities....................         $ 116,543
                                                 =========


* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.



5. Tax Information

The tax character of all dividends paid during the years ended August 31, 2004 and 2003, were tax-exempt income.

At August 31, 2004, the Fund had unused capital loss carry forwards of $246, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains, $246 will expire in the year 2008.

At August 31, 2004, the Fund had no distributable earnings.

6. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 74% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================


7. Financial Highlights
                                                                   Year Ended August 31,
                                               -------------------------------------------------------------
Class A                                          2004         2003         2002         2001          2000
-------                                        --------     ---------    ---------    ---------    ---------

Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...........  $   1.00     $    1.00    $    1.00    $    1.00    $     1.00
                                               --------     ---------    ---------    ---------    ----------

Income from investment operations:
   Net investment income.....................     0.001         0.003        0.008        0.027         0.031
   Net realized and unrealized gain (loss)
   on investments............................      --             --           --           --            --
                                               --------     ---------    ---------    ---------    ----------
   Total from investment operations..........     0.001         0.003        0.008        0.027         0.031
                                               --------     ---------    ---------    ---------    ----------
Less distributions from:
   Dividends from net investment income......  (  0.001 )   (   0.003 )  (   0.008 )  (   0.027 )  (    0.031 )
   Net realized gains on investments.........      --             --           --           --            --
                                               --------     ----------   ---------    ---------    ----------
   Total distributions.......................  (  0.001 )   (   0.003 )  (   0.008 ) .(   0.027 )  (    0.031 )
                                               --------     ----------   ---------    ---------    ----------
Net asset value, end of year.................  $   1.00     $    1.00    $    1.00    $    1.00    $     1.00
                                               ========     ==========   =========    =========    ==========
Total Return.................................     0.12%         0.31%        0.81%        2.78%         3.09%
Ratios/Supplemental Data
Net assets, end of year (000s)...............  $ 63,766     $  58,994    $ 47,664     $  47,703    $   59,029
Ratios to average net assets:

   Expenses(a)(Net of fees waived)...........     0.95%         0.93%        0.90%        0.84%         0.85%
   Net investment income.....................     0.12%         0.29%        0.79%        2.79%         3.06%
   Management and administration fees waived.     0.16%         0.17%        0.26%        0.21%         0.30%
   Shareholder servicing fees waived.........     0.01%         0.02%        0.00%        0.00%         0.00%
   Expenses paid indirectly..................     0.00%         0.00%        0.00%        0.00%         0.00%


(a) Includes expenses paid indirectly



--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

7. Financial Highlights (Continued)



                                                                   Year Ended August 31,
                                               --------------------------------------------------------------
Class B                                          2004         2003         2002         2001          2000
-------                                        --------     ---------    ---------    ---------    ---------

Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year........     $   1.00     $    1.00    $    1.00    $    1.00    $     1.00
                                               --------     ---------    ---------    ---------    ----------
Income from investment operations:
   Net investment income..................        0.004         0.006        0.011        0.030         0.033
   Net realized and unrealized gain (loss)
   on investments.........................          --            --           --           --            --
                                               --------     ---------    ---------    ---------    ----------
   Total from investment operations.......        0.004         0.006        0.011        0.030         0.033
                                               --------     ---------    ---------    ---------    ----------
Less distributions:
   Dividends from net investment income...     (  0.004 )   (   0.006 )  (   0.011 )  (   0.030 )  (    0.033 )
   Net realized gains on investments......          --           --           --           --            --
                                               --------     ----------   ---------    ---------    ----------
   Total distributions....................     (  0.004 )   (   0.006 )  (   0.011 )  (   0.030 )  (    0.033 )
                                               --------     ----------   ---------    ---------    ----------
Net asset value, end of year..............     $  1.00      $    1.00    $    1.00    $    1.00    $     1.00
                                               ========     ==========   =========    =========    ==========
Total Return..............................        0.37%         0.55%        1.08%        3.07%         3.39%
Ratios/Supplemental Data
Net assets, end of year (000s)............     $ 49,080     $  57,313    $  54,525    $  43,157    $   28,786
Ratios to average net assets:

Expenses(a) (Net of fees waived)..........        0.69%         0.69%        0.63%        0.57%         0.56%
Net investment income.....................        0.37%         0.57%        1.06%        2.95%         3.35%
Management and administration fees waived.        0.16%         0.17%        0.26%        0.21%         0.30%
Expenses paid indirectly..................        0.00%         0.00%        0.00%        0.00%         0.00%



(a) Includes expenses paid indirectly



--------------------------------------------------------------------------------


FLORIDA DAILY MUNICIPAL INCOME FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================


To the Board of Trustees and Shareholders of Florida Daily Municipal Income Fund



In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Florida Daily Municipal Income Fund (the "Fund") at August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
New York, New York
October 21, 2004

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund will be required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters beginning with its first quarter ending on November 30, 2004. Once filed, the Fund's Form N-Q will be available without charge on the SEC's website (http//www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).


INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

--------------------------------------------------------------------------------

Florida DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================






                                     Trustees and Officers Information
                                              August 31, 2004+

-----------------------   --------------  --------------- ------------------------------------ -------------------  ----------------

  Name, Address*,         Position(s)       Term of         Principal Occupation(s)                 Number of             Other
      and Age             Held with         Office               During Past                     Portfolios in        Directorships
                            Fund          and Length of            5 Years                        Fund Complex          held by
                                          Time Served**                                       Overseen by Trustee        Trustee

-----------------------   --------------  --------------- ------------------------------------ -------------------  ----------------
Disinterested Trustees:
-----------------------   --------------  --------------- ------------------------------------ -------------------  ----------------
Dr. W. Giles Mellon,      Trustee         Since 1994      Professor Emeritus of                Director/Trustee of        N/A
Age 73                                                    Business Administration in           eleven portfolios
                                                          the Graduate School of
                                                          Management, Rutgers University
                                                          with which he has been associated
                                                          since 1966.
-----------------------   --------------  --------------- ------------------------------------ -------------------  ----------------
Robert Straniere, Esq.    Trustee         Since 1994      Owner, Straniere Law Firm            Director/Trustee of      WPG Funds
Age 63                                                    since 1980, NYS Assemblyman          eleven portfolios          Group
                                                          since 1981 and counsel at
                                                          Fisher, Fisher & Berger
                                                          since 1995.
-----------------------   --------------  --------------- ------------------------------------ -------------------  ----------------

Dr. Yung Wong,            Trustee         Since 1994      Managing Director of Abacus          Director/Trustee of       N/A
Age 65                                                    Associates, an investment            eleven portfolios
                                                          firm, since 1996.
-----------------------   --------------  --------------  ------------------------------------ -------------------  ----------------


+ The Statement of Additional Information includes additional information about Florida Daily Municipal Income Fund (the "Fund") trustees/officers and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

**   Each Trustee will hold office for an indefinite  term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's Declaration of Trust, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.



--------------------------------------------------------------------------------



================================================================================





                                             Trustees and Officers Information (continued)
                                                           August 31, 2004+

-----------------------   --------------- -------------- -----------------------------------     ----------------- -----------------
  Name, Address*,         Position(s)       Term of       Principal Occupation(s)                    Number of           Other
     and Age               Held with         Office           During Past                          Portfolios in      Directorships
                             Fund         and Length of        5 Years                              Fund Complex        held by
                                          Time Served**                                           Overseen by Trustee   Trustee
-----------------------   --------------- -------------- -----------------------------------    ------------------ -----------------
Interested Trustees/Officers:
-----------------------   --------------- -------------- -----------------------------------    ------------------ -----------------
Steven W. Duff,***           President     Since 1994    Manager and President of Reich & Tang  Director/Trustee          None
Age 50                          and                      Asset Management, LLC ("RTAM, LLC"),   and/or Officer of
                              Trustee                    a registered Investment Advisor and    sixteen portfolios
                                                         President of the Mutual Funds
                                                         Division of RTAM, LLC.  Associated
                                                         with RTAM, LLC since 1994. Mr. Duff
                                                         is also President and Director/Trustee
                                                         of nine other funds in the Reich & Tang
                                                         Fund Complex, Director of Pax World
                                                         Money Market Funds, Inc. and President
                                                         and Chief Executive Officer of Tax
                                                         Exempt Proceeds Funds, Inc.  Mr. Duff
                                                         also serves as a Director of Reich &
                                                         Tang Services, Inc. and Reich & Tang
                                                         Distributors, Inc.
-----------------------   --------------- -------------- -----------------------------------    ------------------ -----------------
Richard De Sanctis,         Treasurer      Since 1994    Executive Vice President, CFO of                N/A               N/A
Age 48                         and                       RTAM, LLC.  Associated with RTAM, LLC
                            Assistant                    since 1990.  Mr. De Sanctis is also
                            Secretary                    Treasurer and Assistant Secretary of
                                                         ten other funds in the Reich & Tang
                                                         Fund Complex, and the Vice President,
                                                         Treasurer and Assistant Secretary of
                                                         Cortland Trust, In.  Mr. De Sanctis
                                                         also serves as Executive Vice
                                                         President and Chief Financial Officer
                                                         of Reich & Tang Services, Inc. and
                                                         Reich & Tang Distributors, Inc.
----------------------    --------------- -------------- ----------------------------------     ------------------ -----------------


+ The Statement of Additional Information includes additional information about Florida Daily Municipal Income Fund (the "Fund") trustees/officers and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

**   Each Trustee will hold office for an indefinite  term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's Declaration of Trust, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

*** Steven W. Duff is deemed an interested person of the Fund due to his affiliation with Reich & Tang Asset Management, LLC, the Fund's investment advisor.



--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
================================================================================


                                             Trustees and Officers Information (continued)
                                                           August 31, 2004+

-----------------------   --------------- -------------- -----------------------------------  ------------------- ------------------

  Name, Address,*         Position(s)       Term of      Principal Occupation(s)                   Number of           Other
     and Age               Held with        Office            During Past                        Portfolios in      Directorships
                             Fund         and Length of         5 Years                           Fund Complex        held by
                                          Time Served**                                        Overseen by Trustee    Trustee
-----------------------   --------------- -------------- -----------------------------------  ------------------- ------------------
Interested Trustees/Officers (Continued):
-----------------------   --------------- -------------- -----------------------------------  ------------------- ------------------
Molly Flewharty,               Vice         Since 1995   Senior Vice President of RTAM, LLC.          N/A               N/A
Age 53                       President                   Associated with RTAM, LLC since
                                                         1977. Ms. Flewharty is also Vice
                                                         President of eleven other funds
                                                         in the Reich & Tang Fund Complex.
-----------------------   --------------- -------------- -----------------------------------  ------------------- ------------------
Rosanne Holtzer,             Secretary      Since 1998   Senior Vice President of RTAM, LLC.          N/A               N/A
Age 40                          and                      Associated with RTAM, LLC since
                             Assistant                   1986.  Ms. Holtzer is also Secretary
                             Treasurer                   and Assistant Treasurer of eleven
                                                         other funds in the Reich & Tang Fund
                                                         Complex. Ms. Holtzer also serves
                                                         as Vice President of Reich & Tang
                                                         Distributor, Inc.
-----------------------   --------------  -------------- -----------------------------------  ------------------- ------------------
Dana E. Messina,               Vice         Since 1995   Executive Vice President of RTAM,            N/A               N/A
Age 47                       President                   LLC.  Associated with RTAM, LLC since
                                                         1980. Ms. Messina is also Vice
                                                         President of eight other funds in
                                                         the Reich & Tang Fund Complex.
-----------------------   --------------  -------------- -----------------------------------  ------------------- ------------------

+ The Statement of Additional Information includes additional information about Florida Daily Municipal Income Fund (the "Fund") trustees/officers and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

**   Each Trustee will hold office for an indefinite  term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's Declaration of Trust, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.


--------------------------------------------------------------------------------



================================================================================








--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------




Florida Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     101 Barclay Street, 13th Floor
     New York, New York 10286


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020

--------------------------------------------------------------------------------



================================================================================



                                                                FLORIDA
                                                                DAILY
                                                                MUNICIPAL
                                                                INCOME
                                                                FUND




























                                                                Annual Report
                                                                August 31, 2004
















FL8/04A

Item 2:    Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.


Item 3:    Audit Committee Financial Expert

The registrant's Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The Board believes that the collective experience of the audit committee members, including their long-standing service as audit committee members, is sufficient to effectively carry out the role and obligations of the audit committee. In making its determination, the Board considered, among other things, the nature of investment company financials, and the fact that the audit committee is able to consult with the registrant's independent accountants and to seek outside advice, as it deems appropriate.


Item 4:    Principal Accountant Fees and Services

                           FYE 08/31/2004                   FYE 08/31/2003

4(a) Audit Fees            $21,650                          $20,600
                           --------------                   ---------------

4(b) Audit Related Fees    $0                               $0
                           --------------                   ---------------

4(c) Tax Fees              $3,000                           $3,000
                           --------------                   ---------------

4(d) All Other Fees        $0                               $0
                           --------------                   ---------------


4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None.

4(f) Not applicable.

4(g) $3,000 and $20,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended August 31, 2004. $3,000 and $17,600, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended August 31, 2003.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5:    Audit Committee of Listed Registrants

Not applicable.

Item 6:    Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:    Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:   Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   Exhibits


(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Florida Daily Municipal Income Fund


By (Signature and Title)*/s/Rosanne Holtzer
                            Rosanne Holtzer, Secretary


Date November 1, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*/s/Steven W. Duff
                            Steven W. Duff, President


Date November 1, 2004


By (Signature and Title)*/s/Richard DeSanctis
                            Richard DeSanctis, Treasurer


Date November 1, 2004


* Print the name and title of each signing officer under his or her signature.